Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	22 Months Ended	28 Months Ended	60 Months Ended	67 Months Ended	92 Months Ended	109 Months Ended	118 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Cambria Emerging Shareholder Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	47.63%				8.98%				11.58%
Cambria Fixed Income Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	9.61%	6.30%
Cambria Foreign Shareholder Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	50.89%				12.84%					11.30%
Cambria Global Asset Allocation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	24.99%				6.80%					7.68%
Cambria Global Momentum ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	32.91%				7.86%					7.68%
Cambria Global Real Estate ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%				3.11%	7.46%
Cambria Global Value ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	43.27%				14.00%					10.24%
Cambria LargeCap Shareholder Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	26.37%		13.47%
Cambria Micro and SmallCap Shareholder Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	47.06%			13.83%
Cambria Shareholder Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	34.55%				7.41%					13.20%
Cambria Tactical Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%			4.54%
Cambria Tail Risk ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.16%)				(7.96%)			(7.02%)
Cambria Trinity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	26.72%				6.70%		6.42%
Cambria Value and Momentum ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	24.39%				10.40%					5.75%
MSCI EM Net (USD) Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	46.68%				6.05%				9.11%
MSCI EM Gross (USD) Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	47.51%				6.54%				9.55%
Bloomberg Global Aggregate Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%	5.62%		3.21%	(1.46%)		0.71%			0.57%
MSCI EAFE Canada Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%				9.27%					9.09%
MSCI EAFE Canada Gross Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.98%				9.86%					9.66%
MSCI EAFE Net (USD) Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%				8.83%					8.85%
MSCI EAFE Gross (USD) Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.22%				9.38%					9.39%
MSCI ACWI Net Total Return Index(USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%				10.68%	14.46%	12.03%			12.25%
MSCI AC World Index Gross (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.55%				11.18%	14.98%	12.56%			12.80%
S&P Balanced Equity and Bond - Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%				6.09%					8.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%		16.68%	21.73%	13.14%			15.03%		15.26%
S&P 600 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.86%			14.19%
S&P Composite 1500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.17%				12.65%					14.91%
ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%			4.55%
Bloomberg Short Treasury Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%				3.34%			2.50%
S&P Balanced Equity and Bond - Moderate TotalReturn Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%				6.09%		8.09%
FTSE EPRA Nareit Global REITs TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.48%				3.65%	9.02%